CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (Parenthetical)	12 Months Ended
	Dec. 31, 2014 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY
Unrealized holding loss for available-for-sale securities, tax effects	0	$ (40,646)	248,712	0